MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expense [Member]
Defined Contribution Plan Disclosure [Line Items]
Total provisions for employee benefits	$ 1,053,575	$ 1,656,561	$ 1,297,485